Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets - Schedule of Change in Fair Value of Contingent Consideration (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 14,679	€ 847	€ 9,228
Contingent consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 14,679	€ 847	€ 9,228